Document And Entity Information	6 Months Ended
Jun. 30, 2020
Document Information [Line Items]
Entity Registrant Name	EuroDry Ltd.
Entity Central Index Key	0001731388
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Amendment Flag	false